Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020
Cost:
Equipment	$390,573	$433,271
Computers	965	1,825
Office furniture	11,069	10,362
Leasehold improvements	23,461	23,461

	426,068	468,919

Accumulated depreciation:	334,410	324,054

Property and equipment, net	$91,658	$144,865

Depreciation expenses for the years ended December 31, 2021, 2020 and 2019 were $55,076, $63,095 and $73,714, respectively.